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                 SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

                        One Sun Life Executive Park
                         Wellesley Hills, MA 02481


                                    September 2, 1999


Via Edgar Transmission

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

   Re: Sun Life of Canada (U.S.) Variable Account I of Sun Life Assurance Company of Canada (U.S.) File No. 333-68601

Ladies and Gentlemen:

  Pursuant to Rule 497(j) under the Securities Act of 1933, Sun Life Assurance Company of Canada (U.S.), on behalf of Sun Life of Canada (U.S.) Variable Account I (the "Variable Account"), certifies that (1) the form of the prospectus which would have been filed under paragraph (b) of Rule 497 would not have differed from that contained in the most recent amendment (Post-Effective Amendment No. 2) to the registration statement of the Variable Account filed on August 25, 1999 which became effective on August 25, 1999 (with the public offering commencing on September 1, 1999), and (2) the text of the most recent amendment to the registration statement has been filed electronically.

  Please contact me at (781) 431-4925 if you have any questions.

                                    Very truly yours,



                                    /s/ Roy P. Creedon
                                    ------------------
                                    Roy P. Creedon
                                    Assistant Vice President and Senior Counsel